Other Liabilities - Schedule of Other Liabilities (Details) - Other Liabilites [Memebr] - BRL (R$) R$ in Thousands		Jun. 30, 2025	Jun. 30, 2024
Schedule of Other Liabilities [Line Items]
Variable consideration for acquisition of Agrifirma		R$ 610	R$ 610
Alto da Serra Farm	[1]	22,530	32,303
Novo Horizonte (note 2.3)		1,305
Total acquisitions payable		24,445	32,913
Current		7,082	8,357
Non-current		R$ 17,363	R$ 24,556

[1]	Refers to the acquisition of assets (Cultural treatments, Ratchets and Soil preparation), arising from the lease contract carried out on March 12, 2024, as per note 2.2.1, the obligation is recorded at present value and will be settled within five years.